Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023		Jul. 31, 2024	Jul. 31, 2023
Disclosure of operating segments [line items]
Net interest income (loss)	$ 3,532	$ 3,281	$ 3,236		$ 10,062	$ 9,628
Non-interest income	3,072	2,883	2,616		8,927	7,857
Total revenue	6,604	6,164	5,852	[1]	18,989	17,485	[1]
Provision for credit losses	483	514	736	[1]	1,582	1,469	[1]
Amortization and impairment	317	288	274		881	833
Other non-interest expenses	3,365	3,213	3,033		9,767	10,076
Income (loss) before income taxes	2,439	2,149	1,809	[1]	6,759	5,107	[1]
Income taxes	644	400	377	[1]	1,487	1,553	[1]
Net income (loss)	1,795	1,749	1,432	[1]	5,272	3,554	[1]
Non-controlling interests	9	10	10	[1]	31	30	[1]
Equity shareholders	1,786	1,739	1,422	[1]	5,241	3,524	[1]
Average assets	1,012,012	990,022	943,640		994,820	943,307
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	2,010	1,899	1,898		5,836	5,339
Non-interest income	588	577	516		1,735	1,619
Total revenue	2,598	2,476	2,414		7,571	6,958
Provision for credit losses	338	270	423		937	704
Amortization and impairment	58	58	58		174	178
Other non-interest expenses	1,330	1,261	1,245		3,813	3,689
Income (loss) before income taxes	872	887	688		2,647	2,387
Income taxes	244	238	189		720	660
Net income (loss)	628	649	499		1,927	1,727
Equity shareholders	628	649	499		1,927	1,727
Average assets	324,702	322,626	320,832		323,475	318,781
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	539	442	443		1,430	1,360
Non-interest income	910	942	907		2,777	2,677
Total revenue	1,449	1,384	1,350		4,207	4,037
Provision for credit losses	42	37	40		99	132
Amortization and impairment	1	1			2	1
Other non-interest expenses	761	719	674		2,149	2,011
Income (loss) before income taxes	645	627	636		1,957	1,893
Income taxes	177	171	169		535	505
Net income (loss)	468	456	467		1,422	1,388
Equity shareholders	468	456	467		1,422	1,388
Average assets	95,071	93,490	91,995		93,633	91,198
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income (loss)	477	458	477		1,400	1,413
Non-interest income	249	208	189		673	607
Total revenue	726	666	666		2,073	2,020
Provision for credit losses	47	186	255		477	601
Amortization and impairment	25	25	26		73	87
Other non-interest expenses	391	371	319		1,217	992
Income (loss) before income taxes	263	84	66		306	340
Income taxes	48	(9)	(7)		7	11
Net income (loss)	215	93	73		299	329
Equity shareholders	215	93	73		299	329
Average assets	61,793	60,417	60,637		60,454	60,489
Capital Markets and Direct Financial Services [member]
Disclosure of operating segments [line items]
Net interest income (loss)	134	420	461		912	1,558
Non-interest income	1,214	1,068	894		3,485	2,640
Total revenue	1,348	1,488	1,355		4,397	4,198
Provision for credit losses	45	16	6		69	15
Amortization and impairment	2	2	2		6	5
Other non-interest expenses	768	704	671		2,182	1,982
Income (loss) before income taxes	533	766	676		2,140	2,196
Income taxes	145	206	182		580	593
Net income (loss)	388	560	494		1,560	1,603
Equity shareholders	388	560	494		1,560	1,603
Average assets	332,151	315,144	283,129		319,995	284,418
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income (loss)	372	62	(43)		484	(42)
Non-interest income	111	88	110		257	314
Total revenue	483	150	67		741	272
Provision for credit losses	11	5	12			17
Amortization and impairment	231	202	188		626	562
Other non-interest expenses	115	158	124		406	1,402
Income (loss) before income taxes	126	(215)	(257)		(291)	(1,709)
Income taxes	30	(206)	(156)		(355)	(216)
Net income (loss)	96	(9)	(101)		64	(1,493)
Non-controlling interests	9	10	10		31	30
Equity shareholders	87	(19)	(111)		33	(1,523)
Average assets	$ 198,295	$ 198,345	$ 187,047		$ 197,263	$ 188,421

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.